COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
	(In thousands)
	US$	RMB
2014	275	1,678
2015	169	1,031
2016	71	431
2017	68	415
2018	58	358
2019 and thereafter	248	1,513
Total minimum lease payments	889	5,426

Schedule of future minimum payments to employees under employment contracts

	US$	RMB
	(In thousands)
2014	6,648	40,534
2015	4,870	29,692
2016	2,858	17,426
2017	1,783	10,874
2018	1,725	10,514
2019 and thereafter	15,561	94,847
Total minimum employment contract payments	33,445	203,887